SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2023
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 7:-	SHAREHOLDERS’ EQUITY

a.
Ordinary shares:

The Ordinary Shares confer upon their holders the right to participate and vote in general shareholder meetings of the Company and to share in the distribution of dividends, if any, declared by the Company, and rights to receive a distribution of assets upon liquidation.

b.	Share activity:

On March 11, 2021, the Company issued to certain institutional investors (the “Purchasers”) 130,345 Ordinary Shares and warrants to purchase up to an aggregate of 65,217 ordinary shares at a combined purchase price of $46.0 per Ordinary Share and accompanying warrant in a Private Investment in Public Equity (“Private placement”) pursuant to a securities purchase agreement. The private placement resulted in gross proceeds of approximately $6,000. The Company received net amount of $5,554 less issuance costs.

On July 22, 2021, as a result of an exercise of warrants to purchase 41,967 shares held by one of the Purchasers, the Company received gross proceeds of $1,930.

In connection with the private placement, the Company also entered into a Registration Rights Agreement, dated as of March 8, 2021, with the Purchasers (the “Registration Rights Agreement”). Pursuant to the Registration Rights Agreement, the Company filed a registration statement (the “Registration Statement”), with the SEC to register the resale of the ordinary shares and the Ordinary Shares issuable upon exercise of the warrants. The Registration Statement was declared effective on April 9, 2021.

The Company paid the placement agents of the private placement a cash placement fee equal to $390 and an expense reimbursement of $40. The Company also issued to the placement agents warrants to purchase 5,217 Ordinary Shares, at an exercise price of $50.6 per ordinary share and a term expiring on March 10, 2026. The Company paid a total of approximately $500 in placement agent fees and other expenses.

c.	Warrants and warrants units:

The following table summarizes the warrants and warrants units outstanding as of December 31, 2023:

Type	Issuance Date	Number of warrants	Exercise price(**)	Exercisable through
August 2019 warrants	August 22, 2019	205,268	$67.2(*)	August 22, 2024
December 2019 warrants	December 9, 2019	148,106	$67.2(*)	December 8, 2024
Warrants to underwriters	September 3, 2020	125,000	$100.00	September 1, 2025
Warrants to underwriters	October 5, 2020	375,000	$88.0	September 3, 2025
IPO warrants	September 3, 2020	2,812,170	$88.0	September 3, 2025
PIPE warrants	March 11, 2021	232,500	$46.0	September 10, 2026
Warrants to PIPE placement agent	March 11,2021	52,173	$50.6	March 8, 2026
December 2023 warrants	December 28,2023	935,792	$2.85	December 28,2028
December 2023 warrants	December 28,2023	32,753	$3.56	December 28,2028

TOTAL		4,918,762

(*) Each 10 warrants are exercisable into one IPO unit consisting of one share and one IPO warrant with an exercise price of $88.0.

(**) Exercise prices amounts have been retroactively adjusted to reflect a 1-for-10 reverse share split (Note 1c).

On July 14, 2023, the Company sold to a certain institutional investor (“the investor”) an aggregate of 117,930 ordinary shares in a registered direct offering at a purchase price of $9.00 per share, and pre-funded warrants to purchase up to 183,300 ordinary shares at a purchase price of $8.999, resulting in gross proceeds of approximately $2.7 million. In addition, the Company issued to the investor unregistered warrants to purchase up to an aggregate of 301,230 ordinary shares in a concurrent private placement.

On July 18, 2023, the Company sold to the investor an aggregate of 145,000 ordinary shares in a registered direct offering at a purchase price of $9.00 per share, and pre-funded warrants to purchase up to 21,666 ordinary shares at a purchase price of $8.999, resulting in gross proceeds of approximately $1.5 million. In addition, the Company issued to the investor unregistered warrants to purchase up to an aggregate of 166,666 ordinary shares in a concurrent private placement.

The Company determined that the ordinary share warrants issued in July 2023 (the “Common Warrants”) were not indexed to the Company’s own ordinary shares and also, the investor possessed a right to receive any additional consideration that investors of common shares may be entitled to upon a fundamental transaction (as defined in the agreement), therefore were precluded from equity classification. The Common Warrants were measured at fair value at inception and in subsequent reporting periods with changes in fair value recognized as financial income or expense as change in fair value of warrant liabilities in the period of change in the condensed statements of comprehensive loss. The Company had recorded the value of the warrants that were issued in the July 2023 transactions as a long-term liability. The Company used the Black-Scholes option pricing model to calculate the valuation with standard deviation of 85.45%, which was based on a share price of $9.00 and a risk-free rate of 4.0%. The valuation of the warrants was $5.48 on July 14, 2023, and $5.17 on July 18, 2023, which resulted in a total valuation of the warrants of $2.5 million as of July 2023. The Company revalued these warrants as of December 28, 2023, prior to the exercise, with standard deviation of 93.49%, which was based on a share price of $3.11 and a risk-free rate of 3.87%. Each warrant valuation was $1.68, which resulted in a total valuation of the warrants of $0.8 million. The change of $1.7 million was recorded as finance income.

The contractual term of the warrants was five years. The warrants were fully exercised and the long-term commitment was exercised to the Equity of the Company.

On December 28, 2023, the Company entered into an inducement offer letter agreement, or the Inducement Letter, with the investor, of certain of the Company’s existing warrants to purchase up to (i) 301,230 ordinary shares issued on July 14, 2023 at an exercise price of $9.00 per ordinary share, or the July 14 Warrants, and (ii) 166,666 ordinary shares issued on July 18, 2023 at an exercise price of $9.00 per ordinary share, or the July 18 Warrants and together with the July 14, Warrants, the Existing Warrants.

Pursuant to the Inducement Letter, the investor agreed to exercise for cash its Existing Warrants to purchase an aggregate of 467,896 ordinary shares at a reduced exercise price of $2.85 per ordinary share, resulting in gross proceeds to the Company of approximately $1.3 million, and net proceeds of approximately $1 million (as of December 31, 2023, $78 were recorded in accrued expenses), in consideration of the Company’s agreement to issue new warrants to purchase American Depositary Shares (“ADS”), or the New Warrants to purchase up to an aggregate of 935,792 ordinary shares at an exercise price of $2.85 per ordinary shares. The valuation of the New Warrants on the grant date was $2.2 million. According to the agreement, the Company recorded a loss of $1.5 million which is included in the financial expenses in the statement of comprehensive loss. As of December 31, 2023 the Company issued 170,000 shares out of the 467,896 shares that the investor paid for, leaving the investor with the right to receive an additional 297,896 shares. In addition, the Company issued 32,753 warrants to the broker with an exercise price of $3.56 per ordinary share. The valuation of the warrants on the grant date was $73.

d.	Share-based compensation:

1.	The 2008 Plan

On August 7, 2008, the Board of Directors approved the adoption of the 2008 Share Option Plan (the “2008 Plan”). The 2008 Plan has expired, and no additional grants may be made.

2.	The 2019 Plan

On July 2, 2019, the Board of Directors approved the adoption of the 2019 Plan. Under the 2019 Plan, the Company may grant its officers, directors, employees and consultants share options of the Company. Each share option granted shall be exercisable at such times and terms and conditions as the Board of Directors may specify in the applicable share option agreement, provided that no share option will be granted with a term in excess of 10 years.

Upon the adoption of the 2019 Plan, the Company reserved for issuance 97,148 ordinary shares.

On February 23, 2021, the shareholders of the Company approved the grant of options to purchase an aggregate of 30,000 Ordinary Shares to three current board members, the Chairman of the board of directors and to the Chief Technology Officer (who is also a director). Each was granted with options to purchase 6,000 Ordinary Shares of the Company. The options are exercisable to acquire one Ordinary Share of the Company at an exercise price of $45.0 per share. The options vest on a quarterly basis over thirty-six months, so that 1/12 of the options shall vest on the last day of each three-month period, provided that on such date each of the serving directors and Chief Technology Officer, shall serve in such capacity. The options will expire after ten years from their grant date.

In April 2022, the Company’s board of directors approved the grant of options to purchase 16,446 Ordinary Shares of the Company to employees. The options were granted under the Company’s 2019 plan. The fair value of share options granted was estimated using the Black Scholes option-pricing model. The options vest over a four-year period, 4/16 of the options shall vest following the lapse of a period of twelve months commencing at the date of grant. The remaining 12/16 of the options shall vest on quarterly basis, so that 1/16 of the options shall vest on the expiry of each quarter. The weighted average grant date fair value per option was $8.90 with an exercise price of $10.60.

Modification of share-based compensation

On November 23, 2022 (“the commencement date”), the Company’s board of directors approved: (1) the cancellation of certain outstanding options granted to employees in September 2019 (which were fully vested), November 2020, January 2021, May 2021 and April 2022, and the grant of a greater number of replacement options thereof under the new terms with a lower exercise price of US $5.70 and a shorter vesting period (except for September 2019's grant). (2) The grant of 2,127 options to a new employee on the same terms of the replacement options granted to the rest of the Company's employees, as described (the "Modification").

The New Options vest and become exercisable under the following schedule: 50% of the shares covered by the options are immediately vesting on the commencement date determined by the administrator (and in the absence of such determination, the date on which such options were granted), and 6.25% of the shares covered by the options at the end of each subsequent three-month period thereafter over the course of the following three years.

The Modification was considered as a Type I modification. The total incremental fair value of these options amounted to $165. An amount of 50% of the incremental fair value were vested immediately at the commencement date and an amount of $83 was recognized immediately, and the remaining incremental fair value will be recognized over the remaining vesting period through December 31, 2024.

In addition, the unrecognized compensation cost as of the date of the Modification was recognized over the vesting period of the new options. As a result, an amount of 50% of the unrecognized compensation cost of the cancelled options were vested immediately in the amount of $454, and the remaining unrecognized compensation cost are recognized over the remaining vesting period and until December 31, 2024.

As a result of the Modification, (A) 66,764 options were cancelled, comprised of (i) 5,117 options that had been granted in September 2019, at an exercise price of $33.4, (ii) 26,730 options that had been granted in November 2020, at an exercise price of $57.4, (iii) 13,365 options granted in January 2021, at an exercise price of $57.4, and (iv) 5,107 options granted in May 2021, at an exercise price of $30.1, and (ii) 16,446 options that had been granted in April 2022 at an exercise price of $10.6 (the “Cancelled Options”), and (B) 98,877 new options had been granted (including 2,127 option granted to a new employee) (the “New Options”). The intrinsic value of share options outstanding and exercisable as of December 31, 2023 was $2.

On June 8, 2023, the Company’s shareholders approved the grant of options to purchase an aggregate of 54,000 shares to two current board members, and to the chairman of the board of directors. Each recipient received a grant of options to purchase 18,000 ordinary shares of the Company, at an exercise price of $5.89 per share. Fifty percent of the options vested upon grant, with the remaining shares vesting on a quarterly basis over three years so that 7,500 Options shall vest on the expiry of each quarter thereafter, provided that on such date each of the serving directors, shall serve in such capacity. The options expire after ten years from their grant date. The Company determined the valuation of the options with these assumptions: average expected term 5.36 years, average risk-free interest rate of 3.85%, volatility of 90.43%, zero dividend yield is expected. The grant-date fair value was $3.20 for each option. The valuation of the option on the grant date was $174.

As of December 31, 2023, the Company had 49,720 unvested options. The total unrecognized compensation cost of employee and directors’ options as of December 31, 2023, is $383.

The intrinsic value of share options outstanding as of December 31, 2023 was $2 The intrinsic value of share options exercisable as of December 31, 2022 was $9.

3.
The following tables summarizes information about options granted to employees and directors:

The 2008 Plan

Share options outstanding and exercisable to employees and directors under the 2008 Plan are as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual life
		USD
Options outstanding at beginning of year	15,388	$2.40	1.25
Changes during the year:
Options granted	-	-	-
Options exercised	-	-	-
Options forfeited	-	-	-
Options outstanding at end of year	15,388	$2.40	0.25
Options exercisable at end of year	15,388	$2.40	0.25

The 2019 Plan Share options outstanding and exercisable to employees and directors under the 2019 Plan are as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual life
		USD
Options outstanding at beginning of year	133,994	$14.40	9.39
Changes during the year:
Options granted	54,000	5.89	9.44
Options cancelled	-	-	-
Options exercised	-	-	-
Options forfeited	-	-	-
Options outstanding at end of year	187,994	$11.94	8.69
Options exercisable at end of year	138,274	$13.44	8.56

4.	The following table sets forth the assumptions that were used in determining the fair value of options granted to employees in 2019 plan for the years ended on December 31, 2023, 2022 and 2021:

	2023	2022*	2021*
Expected term (years)	5.00-6.41	5.28-6.07	5.86-6.11
Risk-free interest rates	3.82%-3.87%	2.69%-3.88%	0.52%-1.13%
Volatility	90.43%	79.3%-82.6%	69.67%-78.99%
Dividend yield	-	-	-
Exercise price	$5.89	$5.70-10.60	$30.13-57.38

* The assumptions presented above are the original assumptions used to determine the options fair value at the date of the grants. The assumptions used to determine the incremental value of the options at the modification date are as presented at the Company's options valuation.

The Company recognized $731, $1,104 and $713 during the years ended December 31, 2023, 2022 and 2021, respectively, as share-based compensation expenses which was included in general and administrative expenses, and $73, $285 and $99 during the years ended December 31, 2023, 2022 and 2021, respectively, as share-based compensation expense which was included in research and development expenses.

5.
In August 2020, the Company signed a public relation service agreement (the “Service Agreement”) with Crescendo Communications, LLC (“Crescendo”), for a period of two years, commencing immediately after the IPO closing date, and in consideration for 3.75% of the Company's share capital fully diluted Pre-IPO. On August 23, 2020, the Company's Board of Directors approved the Service Agreement with Crescendo and the grant of 15,211 restricted Company's Ordinary Shares ("the first grant"). The Company recognized no expenses during the year ended December 31, 2023 and recognized $275 and $412 during the year ended December 31, 2022, and 2021, respectively, as share-based compensation expenses with respect to the first grant. In April 2022 the foregoing shares were issued.

In May 2022, following discussions between the Company and Crescendo regarding the number of shares to which they are entitled, the Company's board of Directors approved the grant of an additional 8,697 of the Company's Ordinary shares, par value NIS 0.3 each to Crescendo ("the second grant"). In February 2023, the Company granted to Crescendo the second grant. During 2022, the Company has recognized $67 as share-based compensation expenses in connection with the second grant, no expense was recognized during the year ended December 31, 2023.